Intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following:

	Nine Months Ended	Year Ended
	September 30, 2022	December 31, 2021
Cost	(in thousands)
Customer relationships	$4,072,988	$4,056,642
Order backlog	535,557	528,022
Trade names & brands	204,536	204,685
Patient database	170,049	170,525
Technology assets	120,283	121,507
Total cost	5,103,413	5,081,381
Accumulated amortization	(711,714)	(370,538)
Net book value	$4,391,699	$4,710,843